LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

12. LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	As of December 31
	2010	2011
	RMB	RMB

Secured long-term bank loans	44,000	13,500
Unsecured long-term bank loans	71,000	49,000
Total	115,000	62,500
Less: current portion of long-term bank loans	(61,000)	(16,000)
Non-current portion of long-term bank loans	54,000	46,500

As of December 31, 2011, the Group has entered into twelve long-term loan agreements with local banks with terms ranging from one year to seven years to finance its working capital requirements. Ten of them bear a floating interest rate at 120% and one bears 140% of the People’s Bank of China (“PBOC”)’s base lending rate per annum and are re-priced annually. The other one loan bears a floating interest rate at PBOC’s base lending rate per annum and is re-priced annually. The weighted average interest rate of bank loans outstanding as of December 31, 2011 was 6.88% per annum and all were denominated in RMB. None of the loan agreements contains any financial covenant.

Secured long-term bank loans of RMB 13,500 were collateralized by land use rights and buildings with a net carrying value of approximately RMB 34,601. Unsecured long-term bank loans were guaranteed by the following parties:

•                  Bank loans of RMB 28,000 were guaranteed by a related party, Shanghai Yunhai Group.

•                  Bank loans of RMB 5,000 were guaranteed by an independent guarantee company, Jiangsu Donghaoling Investment Co., Ltd.

•                  Bank loans of RMB 6,000 were guaranteed by an independent guarantee company, Suzhou Agriculture Guarantee Co., Ltd.

•                  Bank loans of RMB 10,000 were guaranteed by a subsidiary, Beijing Ambow Online Software Co., Ltd.

The above long-term loans incurred guarantee fees of RMB 166, RMB 208 and interest expenses of RMB 9,228, RMB 6,751 for the years ended December 31, 2010 and 2011, of which RMB 680 and RMB 82 were capitalized in additions to construction in-progress in 2010 and 2011, respectively. The fair values of the long-term bank loans approximate their carrying amounts.

The repayment schedule of the long-term borrowings is as follows:

As of December 31, 2011
RMB

Within one year	16,000
Between one and two years	28,500
Between two and three years	6,000
Between three and four years	6,000
Between four and five years	6,000
Beyond five years	—

Balances related to indemnifications from the sellers are RMB 41,491, RMB 41,491 and RMB 27,894 as of December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, short-term bank loans of RMB 3,150 and long-term bank loans of RMB 28,000 were guaranteed by minority shareholders of the Group and one of a minority shareholder’s subsidiaries. And long-term loans of RMB 10,000 were guaranteed by Ambow Online.